Basis of Presentation and Significant Accounting Policies (Additional information) (Details)		3 Months Ended			12 Months Ended
	Jun. 29, 2023 USD ($)	Sep. 30, 2023 USD ($) Segment	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jul. 01, 2022 USD ($)
Subsidiary Sale Of Stock [Line Items]
Restricted Cash					$ 0	$ 4,800,000
Property, Plant and Equipment, Net		$ 215,242,000			215,967,000	238,719,000
Retained earnings (Accumulated deficit)		(197,366,000)			(182,308,000)	(1,092,000)
Additional paid-in capital		383,064,000			381,689,000	376,099,000
Income tax provision		244,000		$ 1,474,000	(31,360,000)	723,000
Cash deposited FDIC insurance limits					19,300,000	49,000,000
Provision of doubtful accounts						400,000
Accrued employee compensation					6,600,000
Deferred gain					0	10,666,000		$ 10,700,000
Sale leaseback transaction deferred gain					7,700,000
Sale leaseback transaction adjustment tax					2,900,000		$ 2,900,000
Goodwill	$ 9,000,000				$ 0	154,951,000	109,895,000
Capitalized Cost Estimated Useful Life					2 years
Amortization of capitalized cost					$ 400,000	1,000,000
Impairment of long-lived assets					0	0
Net revenues including excise taxes					15,800,000	11,200,000
Advertising expense					4,600,000	5,200,000
Insurance claim settlement amount received		$ 0		500,000	$ 2,300,000	3,000,000
Number of reporting segments | Segment		3
Expected Realized benefits, Percentage					50.00%
Loss (gain) on sale of assets		$ (797,000)		0	$ 8,300,000	366,000
Loss on sale of assets	9,700,000
Estimated potential earnout	$ 300,000
Right of use assets recognized					37,600,000
Operating lease payments					39,200,000
ROU assets deferred rent reclassification					2,100,000
ROU assets Prepaid rent reclassification					400,000
Trade impairments		$ 0		$ 0	17,477,000	1,281,000
Captive
Subsidiary Sale Of Stock [Line Items]
Secured insurance claims limit					10,000,000
Captive | Directors and Officer
Subsidiary Sale Of Stock [Line Items]
Secured insurance claims limit					5,000,000
Laetitia Vineyard
Subsidiary Sale Of Stock [Line Items]
Loss (gain) on sale of assets					(4,500,000)
Tenma Vineyards
Subsidiary Sale Of Stock [Line Items]
Loss (gain) on sale of assets			$ (6,100,000)
Line of Credit
Subsidiary Sale Of Stock [Line Items]
Debt Issuance costs					0	2,500,000
Non-cash interest expense					500,000	100,000
New Term Loan
Subsidiary Sale Of Stock [Line Items]
Debt Issuance costs					900,000	0
Non-cash interest expense					700,000	300,000
Loan And Security Agreement [Member]
Subsidiary Sale Of Stock [Line Items]
Cash collateral for borrowed securities					4,800,000
Previously Reported [Member]
Subsidiary Sale Of Stock [Line Items]
Property, Plant and Equipment, Net						236,100,000
Retained earnings (Accumulated deficit)						(571,000)
Additional paid-in capital						377,897,000
Income tax provision						1,061,000
Adjustment to intangible assets, net and retained earnings due to impairment						1,300,000
Adjustment to additional paid-in capital and selling, general, and administrative expenses due to overstatement stock-based compensations					$ 1,800,000
Loss (gain) on sale of assets						485,000
Adjustments
Subsidiary Sale Of Stock [Line Items]
Restricted Cash						1,800,000
Reclassification between cash and cash equivalents and accounts payable						700,000
Adjustment to prepaid expenses and other current assets						1,900,000
Property, Plant and Equipment, Net						2,619,000
Adjustment to intangible assets due to impairment						1,300,000
Adjustment to deferred tax liability for historical acquisitions						2,100,000
Retained earnings (Accumulated deficit)						(521,000)	(700,000)
Additional paid-in capital						(1,798,000)
Income tax provision						(338,000)	$ 300,000
Reclassification adjustment to accumulated deficit						700,000
Decrease in equity						700,000
Adjustment to historical acquisition						1,600,000
Adjustment to property, plant and equipment, net and retained earnings due to overstatement of depreciation expense						900,000
Reclassification between property plant and equipment and inventories related to spirits barrels						1,500,000
Loss (gain) on sale of assets						$ (119,000)